Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Consulting charges						$ 0
Interim Ceo Agreement
Related Party Transaction [Line Items]
Payment to CEO upon aggrement	$ 50,000
Issuance of share capital for services		$ 100,000		$ 100,000
Issuance of share capital for services (in shares)		91,396,000		91,396,000
The Doctors Laboratory
Related Party Transaction [Line Items]
Operating Lease, Expense						100,000	$ 100,000
The Doctors Laboratory | Maximum
Related Party Transaction [Line Items]
Operating Lease, Expense		$ 100,000	$ 100,000	$ 100,000	$ 100,000
Related party
Related Party Transaction [Line Items]
Laboratory testing services charges						100,000	100,000
Related party | Maximum
Related Party Transaction [Line Items]
Laboratory testing services charges		100,000	$ 100,000	100,000	$ 100,000
Consulting charges							100,000
Payable balances		$ 100,000		$ 100,000		$ 100,000	$ 100,000